Risk/Return Summary	Total
PFG American Funds Conservative Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG American Funds Conservative Income Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG American Funds Conservative Income Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG American Funds Conservative Income Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.29%	[1]
Total Annual Fund Operating Expenses	2.34%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
PFG American Funds Conservative Income Strategy Fund | Class R Shares | USD ($)	237	730

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds advised by Capital Research and Management Company (“Capital Research”), under normal market circumstances, (“American Underlying Funds”).

In selecting American Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes Information provided by Capital Research, including data and analysis about the American Underlying Funds.

The Fund seeks to provide current income, while maintaining limited price volatility. Under normal market circumstances, the Fund invests more than half of its assets in American Underlying Funds that invest solely in fixed income securities. The fixed income securities generally consist of investment-grade bonds or bonds of intermediate or short maturities. The Fund considers bonds to be investment-grade if they are rated Baa3 or higher by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization, at the time of investment.

The balance of Fund assets will typically be invested in American Underlying Funds that utilize an asset allocation approach to investing, with a focus on investing in equity securities that pay dividends and in investment grade bonds.

In addition, in selecting American Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time.

The Adviser intends to take a strategic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in American Underlying Funds and the securities held by American Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. An American Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of American Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds, higher portfolio turnover within the American Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in American Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The American Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG American Funds Growth Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG American Funds Growth Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital growth.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG American Funds Growth Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG American Funds Growth Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	2.43%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
PFG American Funds Growth Strategy Fund | Class R Shares | USD ($)	246	758

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds that are managed by Capital Research and Management (“Capital Research”), under normal circumstances (“American Underlying Funds”).

In selecting American Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Capital Research, including data and analysis about the American Underlying Funds.

The Fund pursues a strategy of long-term growth, by investing in American Underlying Funds that invest primarily in U.S. equity securities of any market capitalization. The Fund also invests in American Underlying Funds that invest in both U.S. and foreign equity securities.

Under normal market circumstances, the Fund invests approximately 50% of its assets in American Underlying Funds that invest solely in U.S. equity securities, with a focus on companies with sound fundamentals, indicative of long-term growth, as well as in potential turnaround situations. The balance of Fund assets will typically be invested in American Underlying Funds that focus on both U.S. and foreign equities which appear to be undervalued or overlooked, with the potential for long term growth, along with a portion of investments in smaller cap stocks that are expected to grow.

In addition, in selecting American Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser intends to take a strategic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund principally through its investments in American Underlying Funds and the securities held by those American Underlying Funds.

• Emerging Markets Risk. An American Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. An American Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Large Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved with investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove to be accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of the American Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in American Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The American Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and may be higher than other mutual funds that invest directly in equity securities. Each of the American Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each American Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG Fidelity Institutional AM Equity Index Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Fidelity Institutional AM Equity Index Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks total return.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Fidelity Institutional AM Equity Index Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Fidelity Institutional AM Equity Index Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.10%	[1]
Total Annual Fund Operating Expenses	2.15%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
PFG Fidelity Institutional AM Equity Index Strategy Fund | Class R Shares | USD ($)	218	673

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in Fidelity mutual funds and Fidelity exchange traded funds, under normal market circumstances (“Fidelity Underlying Funds”), with each Fidelity Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations.

In selecting Fidelity Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Fidelity, including data and analysis about the Fidelity Underlying Funds.

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds that invest in equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Fidelity Underlying Funds that are passively managed and that are designed to track a specific equity index. Equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index that the Advisor may choose to invest in.

In addition, in selecting Fidelity Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Analysis in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds and Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the appropriate equity indices to invest in, at any particular time. In addition, as a Fund investing over 80% of net assets in Underlying Funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds and Other Underlying Funds, and the securities held by such Underlying Funds.

• Emerging Markets Risk. An Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of the particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Fidelity Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Passive Investment Risk. The Underlying Funds are not actively managed, and the investment adviser of an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

• Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Fidelity Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Fidelity Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Fidelity Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG Fidelity Institutional AM Equity Sector Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Fidelity Institutional AM Equity Sector Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Fidelity Institutional AM Equity Sector Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Fidelity Institutional AM Equity Sector Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.39%	[1]
Total Annual Fund Operating Expenses	2.44%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
PFG Fidelity Institutional AM Equity Sector Strategy Fund | Class R Shares | USD ($)	247	761

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in Fidelity mutual funds and Fidelity exchange traded funds, under normal market circumstances (“Fidelity Underlying Funds”), with each Fidelity Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations.

In selecting Fidelity Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Fidelity, including data and analysis about the Fidelity Underlying Funds.

To achieve the Fund’s objective, the Adviser intends to focus on changes in the business cycle, or shifts in the economy, over an intermediate period of time. Based on the Adviser’s assessment of the different stages of a business cycle, the Fund intends to invest in Fidelity Underlying Funds that focus on business sectors that have historically performed well, during a specific stage of a business cycle. The Fund will invest in Fidelity Underlying Funds that include actively managed funds and passive funds (including index funds and exchange traded funds).

The Fund’s business cycle approach to sector investing uses various forms of analysis to determine the shifting phases of the economy. After a shift in the economy takes place, this analysis then provides a framework for allocating to sectors according to the likelihood that they will outperform or underperform, given the new economic environment.

In addition, in selecting Fidelity Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds and the Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the different stages of a business cycle and the Adviser’s judgment of which business sectors are likely to perform during different stages of a business cycle. In addition, as a Fund investing over 80% of net assets in Underlying Funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds and Other Underlying Funds, and the securities held by such Underlying Funds.

• ETF Risks. The market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Fidelity Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Passive Investment Risk. The Underlying Funds are not actively managed, and the investment adviser of an Underlying Funds generally does not attempt to take defensive positions under any market conditions, including declining markets.

• Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Fidelity Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Fidelity Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the by Fidelity Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Fidelity Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG JPMorgan Tactical Aggressive Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG JP Morgan Tactical Aggressive Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG JPMorgan Tactical Aggressive Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG JPMorgan Tactical Aggressive Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.40%	[1]
Total Annual Fund Operating Expenses	2.45%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG JPMorgan Tactical Aggressive Strategy Fund | Class R | USD ($)	248	764	1,306	2,786

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds advised by J.P. Morgan Investment Management Inc. (“JP Morgan”), under normal market circumstances (“JP Morgan Underlying Funds”), with each by JP Morgan Underlying Fund investing primarily in equity securities of varying market capitalizations, in order to obtain exposure to the broad equity market.

In selecting JP Morgan Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan, including data and analysis about the JP Morgan Underlying Funds.

The Fund intends to invest approximately 50-70% of the Fund’s assets in JP Morgan Underlying Funds that invest primarily in U.S. equity securities of any capitalization. In addition, the Fund intends to invest approximately 30-50% of the Fund’s assets in JP Morgan Underlying Funds that invest primarily in international developed and emerging markets equity securities of any capitalization.

In addition, in selecting JP Morgan Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a tactical approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in by JP Morgan Underlying Funds and the securities held by JP Morgan Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a JP Morgan Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a JP Morgan Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a by JP Morgan Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a by JP Morgan Underlying Fund’s share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of JP Morgan Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in JP Morgan Underlying Funds, higher portfolio turnover within the JP Morgan Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in JP Morgan Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan Underlying Funds. Because the Adviser will not know the current portfolio holdings of the by JP Morgan Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The JP Morgan Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each JP Morgan Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	11.81%
Worst Quarter:	4th Quarter 2018	(14.70)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was (9.29)%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG JPMorgan Tactical Aggressive Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	22.25%	4.80%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		22.25%	4.37%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		13.17%	3.58%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		25.91%	8.07%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

PFG JPMorgan Tactical Moderate Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG JP Morgan Tactical Moderate Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of income.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG JPMorgan Tactical Moderate Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG JPMorgan Tactical Moderate Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.41%	[1]
Total Annual Fund Operating Expenses	2.46%	[2]
[1]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG JPMorgan Tactical Moderate Strategy Fund | Class R | USD ($)	249	767	1,311	2,796

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds advised by J.P. Morgan Investment Management Inc. (“JP Morgan”), under normal market circumstances (“JP Morgan Underlying Funds”), with each JP Morgan Underlying Fund investing primarily in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets.

In selecting JP Morgan Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by JP Morgan, including data and analysis about the JP Morgan Underlying Funds.

The Adviser intends to invest between 40% and 80% of the Fund’s assets in JP Morgan Underlying Funds that invest primarily in either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization. The Adviser intends to invest the balance of the Fund’s assets in JP Morgan Underlying Funds that invest primarily in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash.

In addition, in selecting JP Morgan Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or loss of less than 30%. While the Adviser will manage the Fund’s volatility with the potential to exceed a gain or loss of 20%, over a twelve-month period, as estimated by RiskPro, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 20% from time to time, depending on market conditions.

The Adviser takes a tactical approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in JP Morgan Underlying Funds and the securities held by JP Morgan Underlying Funds.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a JP Morgan Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a JP Morgan Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the JP Morgan Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a JP Morgan Underlying Fund’s share price.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of JP Morgan Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Portfolio Turnover Risk. As a Fund principally investing in JP Morgan Underlying Funds, higher portfolio turnover within the JP Morgan Underlying Funds will result in higher transactional and brokerage costs for the JP Morgan Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in JP Morgan Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the JP Morgan Underlying Funds. Because the Adviser will not know the current portfolio holdings of the JP Morgan Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The JP Morgan Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the JP Morgan Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the JP Morgan Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each JP Morgan Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in JP Morgan Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	8.73%
Worst Quarter:	3rd Quarter 2019	0.50%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was (6.20)%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG JPMorgan Tactical Moderate Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	16.32%	2.93%	Mar. 15, 2018
Class R | Return after taxes on distributions	[1]		16.18%	2.85%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		9.74%	2.22%
Morningstar Moderately Aggressive Target Risk Index (Total Return)	[2]		22.95%	7.08%
Morningstar Moderate Target Risk Index (Total Return)	[3]		19.03%	6.83%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.
[3]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

PFG BNY Mellon Diversifier Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG BNY Mellon Diversifier Strategy Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is income
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG BNY Mellon Diversifier Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG BNY Mellon Diversifier Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	2.68%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG BNY Mellon Diversifier Strategy Fund | Class R | USD ($)	271	832	1,420	3,012

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by The BNY Mellon Investor Solutions, LLC (“BNY Mellon”), under normal circumstances (“BNY Mellon Underlying Funds”), with each BNY Mellon Underlying Fund investing primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds).

Pacific Financial Group, LLC (the “Adviser”) may also invest in BNY Mellon Underlying Funds that invest in equity securities of varying market capitalization regardless of country exposure, and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents will vary.

In selecting BNY Mellon Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes information provided by BNY Mellon, including data and analysis about the BNY Mellon Underlying Funds.

In addition, in selecting BNY Mellon Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 15%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 15% from time to time.

The Adviser intends to take a strategic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BNY Mellon Underlying Funds and the securities held by BNY Mellon Underlying Funds.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by an BNY Mellon Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a BNY Mellon Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the BNY Mellon Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a BNY Mellon Underlying Fund’s share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of BNY Mellon Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in BNY Mellon Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the BNY Mellon Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in BNY Mellon Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BNY Mellon Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BNY Mellon Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The BNY Mellon Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BNY Mellon Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the BNY Mellon Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each BNY Mellon Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BNY Mellon Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	3.44%
Worst Quarter:	4th Quarter 2018	(2.55)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was 0.30%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG BNY Mellon Diversifier Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	8.16%	0.98%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		7.58%	0.43%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		4.90%	0.53%
Bloomberg Barclays 1-3 Month T-Bill	[2]		2.21%	1.99%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Bloomberg Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.

PFG MFS Aggressive Growth Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG MFS Aggressive Growth Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG MFS Aggressive Growth Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG MFS Aggressive Growth Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.58%	[1]
Total Annual Fund Operating Expenses	2.63%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG MFS Aggressive Growth Strategy Fund | Class R | USD ($)	266	817	1,395	2,964

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”).

In selecting MFS Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by MFS, including data and analysis about the MFS Underlying Funds.

The Adviser invests in MFS Underlying Funds that invest in equity securities without regard to market capitalization or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The percentage of the Fund’s net assets allocated to equities, fixed-income securities, and cash equivalents varies. The Adviser expects that approximately 80% of the Fund’s assets will be allocated to MFS Underlying Funds that invest primarily in equity securities with the balance of the Fund’s assets being invested in MFS Underlying Funds that invest primarily in fixed-income securities or cash equivalents.

In addition, in selecting MFS Underlying Funds to buy or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in MFS Underlying Funds and the securities held by the MFS Underlying Funds

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by an MFS Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or an MFS Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Funds’ share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of MFS Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in MFS Underlying Funds, higher portfolio turnover within the MFS Underlying Funds will result in higher transactional and brokerage costs for the MFS Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in MFS Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the MFS Underlying Funds. Because the Adviser will not know the current portfolio holdings of the MFS Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. MFS Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in MFS Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	13.50%
Worst Quarter:	4th Quarter 2018	(13.44)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was (7.84)%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG MFS Aggressive Growth Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	27.07%	7.83%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		26.65%	7.26%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		16.32%	5.89%
Morningstar Aggressive Target Risk Index (Total Return)	[2]		25.91%	8.07%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

PFG BR Equity ESG Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG BR Equity ESG Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks growth of capital.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG BR Equity ESG Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG BR Equity ESG Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	2.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
PFG BR Equity ESG Strategy Fund | Class R Shares | USD ($)	229	706

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in the shares of exchange traded funds (“ETFs”) that are part of the iShares® complex of ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock”), under normal market circumstances (“BlackRock Underlying Funds”). In addition, the Fund intends to invest at least 80% of its net assets, plus any amounts of borrowing, in BlackRock Underlying Funds that invest primarily in equity securities. Equity investments will include U.S. equity securities, foreign equity securities and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

Further, the Fund intends to focus its investments in BlackRock Underlying Funds that emphasize Environmental, Social and Governance (ESG) factors in selecting equity securities. Increasingly, company valuations have become dependent on intangible assets. ESG metrics provide a perspective on certain of these intangible assets, such as brand value and reputation, by measuring decisions taken by company management that impact operational efficiency and future strategic decisions.

In selecting BlackRock Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by BlackRock, including data and analysis about the BlackRock Underlying Funds.

In addition, in selecting BlackRock Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BlackRock Underlying Funds and the securities held by BlackRock Underlying Funds.

• Emerging Markets Risk. A BlackRock Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Structure Risk. The Fund invests 80% of its assets into the Underlying ETFs and as a result is subject to special risks, including:

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○ Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

○ Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○ Market Price Variance Risk. When all or a portion of an BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

• ETF Risks. The market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. A BlackRock Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Large Capitalization Stock Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of BlackRock Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Passive Investment Risk. The BlackRock Underlying Funds are not actively managed, and BlackRock generally does not attempt to take defensive positions under any market conditions, including declining markets.

• Portfolio Turnover Risk. As a Fund principally investing in BlackRock Underlying Funds, higher portfolio turnover within the by BlackRock Underlying Funds will result in higher transactional and brokerage costs for the by BlackRock Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in BlackRock Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BlackRock Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BlackRock Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in BlackRock Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The BlackRock Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BlackRock Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the BlackRock Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each BlackRock Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BlackRock Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG Meeder Tactical Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Meeder Tactical Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Meeder Tactical Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Meeder Tactical Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	1.02%	[1]
Total Annual Fund Operating Expenses	3.07%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG Meeder Tactical Strategy Fund | Class R | USD ($)	310	948	1,611	3,383

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in shares of mutual funds and exchange-traded funds managed by Meeder Investment Management Company (“Meeder”), under normal circumstances (“Meeder Underlying Funds”).

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes research services provided by Meeder, including data and analysis about the Meeder Underlying Funds.

The Adviser invests in Meeder Underlying Funds that have a maximum exposure of 70% in domestic and foreign securities of any market capitalization and a minimum exposure of 30% to fixed income securities of domestic and foreign fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds). During certain negative market periods, the Meeder Underlying Funds may take a defensive tactical position and invest up to 100% of their assets in fixed income securities, money market funds and cash other cash equivalents. During such periods, the Meeder Underlying Funds and, consequently the Fund, will not have any equity securities exposure.

In addition, in selecting Meeder Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 30% from time to time.

The Adviser takes a tactical approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Meeder Underlying Funds and Other Underlying Funds and the securities held by Meeder Underlying Funds and Other Underlying Funds.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a Meeder Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a Meeder Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund’s share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Meeder Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in Meeder Underlying Funds, higher portfolio turnover within the Meeder Underlying Funds will result in higher transactional and brokerage costs for the Meeder Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in Meeder Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Meeder Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Meeder Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Meeder Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Meeder Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2019	4.67%
Worst Quarter:	4th Quarter 2018	(7.42)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was (9.11)%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG Meeder Tactical Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	9.96%	2.30%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		9.92%	2.22%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		5.92%	1.73%
Morningstar Moderate Target Risk TR Index	[2]		19.03%	6.79%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

PFG Balanced Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Balanced Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s primary objective is capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of income.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Balanced Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Balanced Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.34%	[1]
Total Annual Fund Operating Expenses	2.39%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG Balanced Strategy Fund | Class R | USD ($)	242	745	1,275	2,726

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity and/or fixed-income securities, to obtain exposure to the U.S. broad equity and fixed income markets.

The Fund invests 50-70% of the Fund’s assets in Underlying Funds that invest in domestic equity securities, without regard to market capitalization, with a minimum investment of 25% of Fund assets in domestic equity securities. In addition, the Fund invests 30-50% of the Fund’s assets in Underlying Funds that invest in fixed income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds), with a minimum investment of 25% of Fund assets in such fixed income securities. The Fund’s Adviser, Pacific Financial Group, LLC, may reallocate or rebalance the Fund in response to market conditions. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, or cash equivalents. The percentage of the Fund’s assets allocated to equities, fixed-income securities, and cash equivalents will vary, within the ranges set forth above.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or loss of less than 30%. While the Adviser will manage the Fund’s volatility with the potential to exceed a gain or loss of 20%, over a twelve-month period, as estimated by RiskPro, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 20% from time to time, depending on market conditions.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or an Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	9.60%
Worst Quarter:	4th Quarter 2018	(11.13)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was (10.72)%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG Balanced Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	18.31%	4.29%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		18.08%	3.91%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		11.01%	3.19%
Morningstar Moderately Aggressive Target Risk TR Index	[2]		22.95%	7.53%
Morningstar Moderate Target Risk Index	[3]		19.03%	6.79%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.
[3]	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

PFG Equity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Equity Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Equity Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Equity Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.29%	[1]
Total Annual Fund Operating Expenses	2.34%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG Equity Strategy Fund | Class R | USD ($)	237	730	1,250	2,676

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations, in order to obtain exposure to the U.S. broad equity market.

Under normal circumstances, Pacific Financial Group, LLC (the “Adviser”) invests at least 80% of the Fund’s net assets, plus any amounts of borrowing, in equity securities of Underlying Funds. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, fixed-income securities, or cash equivalents, though the Adviser expects the percentage of the Fund’s assets invested in equities to exceed 80% under normal circumstances.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or an Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds; ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	13.42%
Worst Quarter:	4th Quarter 2018	(14.76)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was (13.58)%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG Equity Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	25.79%	7.73%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		24.88%	7.29%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		15.91%	5.91%
Morningstar Aggressive Target Risk TR Index	[2]		25.91%	8.07%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

PFG Global Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Global Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks aggressive growth.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Global Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Global Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	2.37%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG Global Strategy Fund | Class R | USD ($)	240	739	1,265	2,706

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in foreign equity securities in order to obtain exposure to the global broad equity market, as defined by the MSCI All Country World Index.

Under normal circumstances, Pacific Financial Group, LLC (the “Adviser”) intends to invest at least 40% of the Fund’s assets (or 30% of the Fund’s assets if conditions are not favorable), plus any amounts of borrowing, in Underlying Funds that invest in foreign equity securities. The Adviser intends to invest the balance of Fund assets in Underlying Funds that invest in U.S. equity securities of any market capitalization provided, however, that the Adviser may invest in short duration fixed income securities or cash equivalents when warranted by market conditions.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, and under normal market circumstances, does not intend to adjust the Fund’s investments and/or asset allocation, in any substantial manner, in response to changes in the market. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by an Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or an Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	14.39%
Worst Quarter:	4th Quarter 2018	(16.40)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was (12.98)%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG Global Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	25.00%	1.91%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		25.00%	1.71%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		14.80%	1.41%
Morningstar Aggressive Target Risk TR Index	[2]		25.91%	8.07%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

PFG Tactical Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Tactical Income Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks current income.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Tactical Income Strategy Fund Class R Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Tactical Income Strategy Fund Class R Shares
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.50%	[1]
Total Annual Fund Operating Expenses	2.55%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years
PFG Tactical Income Strategy Fund | Class R Shares | USD ($)	258	793

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities. Fixed income securities may be of any maturity or credit rating, including high-yield bonds (also known as “junk bonds”).

The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”).

The Adviser intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents.

In addition, in selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 20%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 20% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG Active Core Bond Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - PFG Active Core Bond Strategy
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks income.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 82 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	PFG Active Core Bond Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	PFG Active Core Bond Strategy Fund Class R
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses	0.52%	[1]
Total Annual Fund Operating Expenses	2.57%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	The Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
PFG Active Core Bond Strategy Fund | Class R | USD ($)	260	799	1,365	2,905

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets, plus any amounts for borrowing, in bond instruments and shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC (“PIMCO”), that primarily invest in bond instruments, under normal circumstances (“PIMCO Underlying Funds”).

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by PIMCO, including data and analysis about the PIMCO Underlying Funds.

The Adviser invests in PIMCO Underlying Funds that invest primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds (also known as junk bonds). The percentage of the Fund’s assets allocated to fixed-income securities, and cash equivalents will vary dependent on market conditions. In selecting PIMCO Underlying Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

In addition, in selecting PIMCO Underlying Funds to purchase or sell, the Adviser uses a proprietary investment analysis called “Rational Analysis.” “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting Underlying Funds for the Fund.

• Technical Analysis is a method of evaluating securities of an Underlying Fund by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of securities of an Underlying Fund. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of securities of an Underlying Fund, which seeks to measure the intrinsic value of securities of an Underlying Fund. The Adviser uses Technical Analysis as an important factor in determining whether to sell an Underlying Fund.

• Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of securities of an Underlying Fund, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of securities of an Underlying Fund, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy an Underlying Fund, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of securities of an Underlying Fund.

• Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of securities of an Underlying Fund. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of securities of an Underlying Fund and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of securities (or, a portfolio of securities) of an Underlying Fund. Rather than relying solely on one approach, the Adviser seeks to blend together information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

• Exchange Traded Funds Risk. The cost of investing in the Fund will be higher than the cost of investing directly in the ETFs in which it invests and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund or by a PIMCO Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund or a PIMCO Underlying Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

• Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of PIMCO Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.

• Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

• Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate. As a Fund investing in PIMCO Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the PIMCO Underlying Funds. Because the Adviser will not know the current portfolio holdings of the PIMCO Underlying Funds, it is possible that that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	1st Quarter 2019	2.80%
Worst Quarter:	1st Quarter 2018	(1.01)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2020, was 2.00%
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - PFG Active Core Bond Strategy Fund		Label	One Year	Since Inception	Inception Date
Class R		Return before taxes	6.10%	1.75%	Dec. 11, 2017
Class R | Return after taxes on distributions	[1]		5.13%	1.07%
Class R | Return after taxes on distributions and sale of Fund shares	[1]		3.61%	1.05%
Bloomberg Barclays U.S. Aggregate Bond Index	[2]		8.72%	4.26%
[1]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.